UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     4/20/11
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        138
                                         --------------
Form 13F Information Table Value Total:  $ 8,393,881
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101   147336  1575786 SH       Sole                  1553061             22725
AAR Corporation                COM              000361105    12159   438637 SH       Sole                   436932              1705
Aaron's Inc.                   COM              002535300    14730   580826 SH       Sole                   546496             34330
Abbott Laboratories            COM              002824100   208972  4260393 SH       Sole                  4196297             64096
ACE Limited                    COM              H0023R105     1196    18490 SH       Sole                    18490
Air Products & Chemicals Inc.  COM              009158106   146568  1625288 SH       Sole                  1600657             24631
AirTran Holdings Inc.          COM              00949P108    13991  1877931 SH       Sole                  1748556            129375
Alleghany Corp.                COM              017175100    19430    58705 SH       Sole                    54512              4193
Allegiant Travel Co.           COM              01748X102    20752   473680 SH       Sole                   472650              1030
Alliance Data Systems Corp.    COM              018581108    89534  1042425 SH       Sole                  1015215             27210
Allstate Corp.                 COM              020002101     3943   124073 SH       Sole                    79508             44565
American Express Co.           COM              025816109     1146    25360 SH       Sole                    25360
Amgen Inc.                     COM              031162100    31326   586087 SH       Sole                   578657              7430
Anadarko Petroleum Corp.       COM              032511107   299028  3650244 SH       Sole                  3606893             43351
Apache Corp.                   COM              037411105   212750  1625036 SH       Sole                  1602201             22835
Apogee Enterprises Inc.        COM              037598109     8678   657931 SH       Sole                   599866             58065
Arch Capital Group Ltd.        COM              G0450A105    29355   295947 SH       Sole                   267421             28526
Assurant Inc.                  COM              04621X108   127238  3304028 SH       Sole                  3217348             86680
Assured Guaranty Ltd.          COM              G0585R106   101099  6785196 SH       Sole                  6517440            267756
B & G Foods Inc.               COM              05508R106     5300   282355 SH       Sole                   281100              1255
Bank of America Corp.          COM              060505104     1759   131950 SH       Sole                   131950
Bank of New York Mellon Corp.  COM              064058100    70515  2360714 SH       Sole                  2325689             35025
Baxter International Inc.      COM              071813109   114515  2129722 SH       Sole                  2117070             12652
BB&T Corp.                     COM              054937107      458    16683 SH       Sole                    16683
Berry Petroleum Co. (Cl A)     COM              085789105    33290   659857 SH       Sole                   628852             31005
Brink's Co.                    COM              109696104    20048   605483 SH       Sole                   556298             49185
Broadridge Financial Solutions COM              11133T103    13182   580965 SH       Sole                   489355             91610
Callaway Golf Co.              COM              131193104     8651  1268507 SH       Sole                  1133262            135245
Carrizo Oil & Gas Inc.         COM              144577103    12559   340070 SH       Sole                   338920              1150
Carter's, Inc.                 COM              146229109     5874   205155 SH       Sole                   187905             17250
Chubb Corp                     COM              171232101    51669   842749 SH       Sole                   829194             13555
Cimarex Energy Co.             COM              171798101    66958   581034 SH       Sole                   535399             45635
Cisco Systems Inc.             COM              17275R102    85020  4957441 SH       Sole                  4890741             66700
City National Corp             COM              178566105     6965   122090 SH       Sole                   121585               505
Cleco Corp.                    COM              12561W105    14087   410831 SH       Sole                   387806             23025
ConAgra Foods Inc.             COM              205887102   169220  7125035 SH       Sole                  6864839            260196
CoreLogic Inc.                 COM              21871D103    26385  1426233 SH       Sole                  1330953             95280
Corrections Corp. of America   COM              22025Y407    13693   561186 SH       Sole                   506071             55115
CSG Systems International Inc. COM              126349109    12975   650689 SH       Sole                   620761             29928
Denbury Resources Inc.         COM              247916208    25739  1054882 SH       Sole                   938792            116090
Devon Energy Corp.             COM              25179M103   290029  3160392 SH       Sole                  3120382             40010
Discover Financial Services    COM              254709108     1282    53135 SH       Sole                    53135
Dover Corp.                    COM              260003108   187759  2856083 SH       Sole                  2767613             88470
Energen Corp.                  COM              29265N108     4372    69260 SH       Sole                    46265             22995
Energizer Holdings Inc.        COM              29266R108    42975   603924 SH       Sole                   561534             42390
EOG Resources Inc.             COM              26875P101   197319  1664998 SH       Sole                  1646708             18290
Exterran Holdings Inc.         COM              30225X103    15363   647422 SH       Sole                   595063             52359
Exxon Mobil Corp.              COM              30231G102   152551  1813276 SH       Sole                  1794001             19275
First American Financial Corp. COM              31847R102     5711   346113 SH       Sole                   344438              1675
First California Financial Gro COM              319395109      522   139151 SH       Sole                   139151
First Financial Holdings Inc.  COM              320239106      712    62917 SH       Sole                    62917
First Niagara Financial Group  COM              33582V108     7876   579950 SH       Sole                   499795             80155
First of Long Island Corp.     COM              320734106     1481    53371 SH       Sole                    33916             19455
Flowers Foods Inc.             COM              343498101    46423  1704837 SH       Sole                  1600457            104380
Fluor Corp.                    COM              343412102    41624   565088 SH       Sole                   552553             12535
Forest Laboratories Inc.       COM              345838106    14646   453435 SH       Sole                   354470             98965
Forest Oil Corp.               COM              346091705    15052   397887 SH       Sole                   376982             20905
GameStop Corp. (Cl A)          COM              36467W109     2487   110415 SH       Sole                    74885             35530
General Mills Inc.             COM              370334104   141549  3872762 SH       Sole                  3815731             57031
Global Sources Ltd.            COM              G39300101     7437   639459 SH       Sole                   594158             45301
Greatbatch Inc                 COM              39153L106     9262   350045 SH       Sole                   327850             22195
Hanesbrands Inc.               COM              410345102     2611    96555 SH       Sole                    65945             30610
Hartford Financial Services Gr COM              416515104     1145    42530 SH       Sole                    42530
HCC Insurance Holdings Inc.    COM              404132102    11720   374325 SH       Sole                   340425             33900
Hillenbrand Inc.               COM              431571108    25679  1194378 SH       Sole                  1130193             64185
Horace Mann Educators Corp.    COM              440327104    14474   861570 SH       Sole                   800520             61050
Hub Group Inc. (Cl A)          COM              443320106    12645   349400 SH       Sole                   319200             30200
Huntington Bancshares Inc.     COM              446150104    15085  2271832 SH       Sole                  2073511            198321
Illinois Tool Works Inc.       COM              452308109   151681  2823540 SH       Sole                  2781402             42138
International Business Machine COM              459200101   139607   856119 SH       Sole                   846274              9845
iStar Financial Inc.           COM              45031U101     5209   567460 SH       Sole                   566860               600
Johnson & Johnson              COM              478160104   140082  2364250 SH       Sole                  2337818             26432
JPMorgan Chase & Co.           COM              46625H100   222769  4832291 SH       Sole                  4762543             69748
K-Swiss Inc. (Cl A)            COM              482686102    13184  1169820 SH       Sole                  1060485            109335
Kaydon Corp.                   COM              486587108     5491   140123 SH       Sole                   139233               890
Kennametal Inc.                COM              489170100    20015   513215 SH       Sole                   511895              1320
Kimberly-Clark Corp.           COM              494368103    60798   931492 SH       Sole                   916087             15405
Kinetic Concepts Inc           COM              49460W208     8194   150575 SH       Sole                   140270             10305
Life Technologies Corp         COM              53217V109     6522   124420 SH       Sole                   114510              9910
Lifepoint Hospitals Inc.       COM              53219L109    22003   547615 SH       Sole                   519355             28260
Linear Technology Corp.        COM              535678106    51551  1532892 SH       Sole                  1480682             52210
Liquidity Services Inc.        COM              53635B107     4081   228490 SH       Sole                   188655             39835
Marsh & McLennan Cos.          COM              571748102    71058  2383698 SH       Sole                  2349818             33880
Mattel                         COM              577081102    15549   623710 SH       Sole                   616345              7365
McDonald's Corp.               COM              580135101   146201  1921422 SH       Sole                  1894161             27261
Medtronic Inc.                 COM              585055106   215747  5482782 SH       Sole                  5402596             80186
Merck & Co Inc                 COM              58933Y105   170003  5150046 SH       Sole                  5130304             19742
Microsoft Corp.                COM              594918104   163604  6451278 SH       Sole                  6356918             94360
Mid-America Apartment Communit COM              59522J103     9206   143394 SH       Sole                   142549               845
Molson Coors Brewing Co. (Cl B COM              60871R209     5880   125395 SH       Sole                    84875             40520
Morgan Stanley                 COM              617446448      827    30270 SH       Sole                    30270
MVC Capital Inc.               COM              553829102      222    16159 SH       Sole                    16159
Myriad Genetics Inc.           COM              62855J104    30859  1531456 SH       Sole                  1474666             56790
National Penn Bancshares Inc.  COM              637138108    10784  1393309 SH       Sole                  1205999            187310
NewBridge Bancorp              COM              65080T102      237    47512 SH       Sole                    47512
Noble Energy Inc.              COM              655044105    12859   133042 SH       Sole                    88476             44566
Occidental Petroleum Corp.     COM              674599105   309131  2958479 SH       Sole                  2921782             36697
Old Republic International Cor COM              680223104    51248  4038477 SH       Sole                  3738522            299955
Parker Hannifin Corp.          COM              701094104   159486  1684478 SH       Sole                  1656105             28373
Paychex Inc.                   COM              704326107     4578   145860 SH       Sole                   145860
PepsiCo Inc.                   COM              713448108   200051  3105893 SH       Sole                  3061156             44737
Pfizer Inc.                    COM              717081103   213168 10495721 SH       Sole                 10457761             37960
PNC Financial Services Group I COM              693475105   171256  2718784 SH       Sole                  2701254             17530
Popular Inc.                   COM              733174106    11861  4075897 SH       Sole                  3733927            341970
PPG Industries Inc.            COM              693506107    75877   796943 SH       Sole                   787848              9095
Procter & Gamble Co.           COM              742718109   199577  3239894 SH       Sole                  3192207             47687
Prudential Financial Inc.      COM              744320102   146680  2381938 SH       Sole                  2348314             33624
Quest Diagnostics Inc.         COM              74834L100   115304  1997643 SH       Sole                  1929068             68575
Ralcorp Holdings Inc.          COM              751028101    17926   261960 SH       Sole                   243845             18115
Raytheon Co.                   COM              755111507    95161  1870678 SH       Sole                  1869613              1065
Redwood Trust Inc.             COM              758075402     8158   524625 SH       Sole                   480105             44520
Ruddick Corp.                  COM              781258108    10775   279218 SH       Sole                   256543             22675
Saia Inc.                      COM              78709Y105    10922   666369 SH       Sole                   615839             50530
Snyders-Lance Inc.             COM              833551104     8077   406926 SH       Sole                   405321              1605
Southwest Airlines Co.         COM              844741108    16800  1330184 SH       Sole                  1248497             81687
Southwestern Energy Co.        COM              845467109    18381   427761 SH       Sole                   388877             38884
State Street Corp.             COM              857477103      267     5947 SH       Sole                     5947
Steiner Leisure Ltd.           COM              P8744Y102    29454   636715 SH       Sole                   608635             28080
STERIS Corp.                   COM              859152100     6487   187812 SH       Sole                   187127               685
Sterling Bancorp               COM              859158107     6216   620982 SH       Sole                   618282              2700
SunTrust Banks Inc.            COM              867914103     2769    96015 SH       Sole                    80055             15960
Sysco Corp.                    COM              871829107   138555  5001974 SH       Sole                  4913802             88172
Teva Pharmaceutical - SP ADR   COM              881624209     4869    97050 SH       Sole                    97050
Toro Co.                       COM              891092108     4764    71939 SH       Sole                    71564               375
Travelers Cos. Inc.            COM              89417E109   182484  3067993 SH       Sole                  3025561             42432
Trinity Industries Inc.        COM              896522109    17684   482242 SH       Sole                   459452             22790
U.S. Bancorp                   COM              902973304   139205  5266943 SH       Sole                  5188997             77946
UGI Corp.                      COM              902681105    17659   536756 SH       Sole                   489566             47190
United Fire & Casualty Co.     COM              910331107     4946   244752 SH       Sole                   243437              1315
United Technologies Corp.      COM              913017109   256094  3025327 SH       Sole                  3014681             10646
UnitedHealth Group Inc.        COM              91324P102   165046  3651451 SH       Sole                  3598680             52771
Verigy Ltd.                    COM              Y93691106    34312  2435215 SH       Sole                  2233465            201750
Wal-Mart Stores Inc.           COM              931142103   120830  2321430 SH       Sole                  2287515             33915
Wells Fargo & Co.              COM              949746101   156078  4923604 SH       Sole                  4851676             71928
Whiting Petroleum Corp.        COM              966387102    34183   465387 SH       Sole                   447917             17470
Winthrop Realty Trust          COM              976391300     1983   161884 SH       Sole                   161384               500
XL Group PLC ORD               COM              G98290102     1912    77715 SH       Sole                    77715
Hartford Capital 7.25% Pfd     PFD              416515708     1556    60135 SH       Sole                    60135